Put and Call Option Liabilities - Summary of Sensitivity Analysis Used in Put and Call Option Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Chalhoub | Closing Share Price
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Increase/(decrease) in profit or loss	$ 0	$ (6,521)
Chalhoub | Expected Volatility
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Increase/(decrease) in profit or loss	0	(826)
Chalhoub | Credit Spread
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Increase/(decrease) in profit or loss	0	939
Strategic Arrangement with Alibaba and Richemont | Closing Share Price
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Increase/(decrease) in profit or loss	(15,205)	(14,899)
Strategic Arrangement with Alibaba and Richemont | Risk Free Rate
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Increase/(decrease) in profit or loss	(51)	(468)
Strategic Arrangement with Alibaba and Richemont | Credit Spread
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Increase/(decrease) in profit or loss	$ 515	$ 6,075